Barclays PLC (the Parent company) - Total income (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	£ 37	£ 76	£ 91
Other income	31	99	114
Barclays PLC [member]
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	763	1,560	15,360
Other income	1,192	1,760	923
Barclays PLC [member] | AT1 Securities [member]
Disclosure of transactions between related parties [line items]
Other income	857	813	£ 752
Barclays PLC [member] | Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Fair value and foreign exchange losses on other positions with subsidiaries	(248)	£ (947)
Barclays PLC [member] | Barclays Bank PLC [member]
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	263
Barclays PLC [member] | Barclays Execution Services Limited [member]
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	250
Barclays PLC [member] | Barclays Bank UK PLC [member]
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries	£ 220